Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Cash flow from operating activities:
Net loss	$ (4,101)	$ (2,406)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation, Depletion and Amortization	722	939
Impairment of oil and gas properties	3,787	3,104
Oil and gas inventory write downs	35	4
Net gain on sale of assets	0	(39)
Net charges for environmental and asset retirement obligations, including accretion	57	53
Payments for environmental and asset retirement obligations	(90)	(42)
Deferred income taxes	152	(709)
Increase in long-term mill and leach stockpiles	(53)	(82)
Net gains on crude oil derivative contracts	0	(52)
Other, net	43	33
Changes in working capital and other tax payments, excluding amounts from disposition:
Accounts receivable	93	316
Inventories	114	165
Other current assets	(68)	(42)
Accounts payable and accrued liabilities	9	(402)
Accrued income taxes and changes in other tax payments	40	(123)
Net cash provided by operating activities	740	717
Capital expenditures:
North America copper mines	(34)	(107)
South America	(157)	(445)
Indonesia	(225)	(225)
Molybdenum mines	(1)	(3)
United States oil and gas operations	(480)	(1,018)
Other	(85)	(69)
Other, net	2	127
Net cash used in investing activities	(980)	(1,740)
Cash flow from financing activities:
Proceeds from debt	1,796	2,273
Repayments of debt	(1,442)	(802)
Net proceeds from sale of common Stock	32	0
Cash dividends and distributions paid:
Common stock	(4)	(327)
Noncontrolling interests	(18)	(23)
Stock-based awards net payments, including excess tax benefit	(4)	(6)
Debt financing costs and other, net	(13)	(7)
Net cash provided by financing activities	347	1,108
Net increase in cash and cash equivalents	107	85
Increase in cash and cash equivalents held for sale	(50)	(62)
Cash and cash equivalents at beginning of year	195	317
Cash and cash equivalents at end of period	$ 252	$ 340